Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ 12,242	$ 2,406
Designated As Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	2,651	(91,727)
Designated As Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	(12,040)	(77,924)
Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	14,691	(13,803)
Nondesignated as Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	8,088	(62,252)
Interest Income Expense [Member] | Interest Rate Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	17,014	3,987
Interest Income Expense [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	228	273
Interest Income Expense [Member] | Nondesignated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	4,940	5,492
Cost Of Sale [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	(5,000)	(1,854)
Selling, General and Administrative Expense [Member] | Nondesignated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ 3,148	$ (67,744)